Description of Organization and Business Operations	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
CBRE Acquisition Holdings Inc [Member]
Description Of Organization And Business Operations
NOTE 1—DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Organization and General
CBRE Acquisition Holdings, Inc. (the “Company”) was incorporated as a Delaware corporation on October 13, 2020. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, or the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).
On October 13, 2020, the Company was funded by its Sponsor (as defined below) in the amount of $
25,100
, purchasing 100 undesignated shares of common stock for $100 and advancing $25,000 in exchange for a p
r
omissory note. The registration statement for the Company’s initial public offering (the “Initial Public Offering”) was declared effective on December 10, 2020. On December 15, 2020, the Company consummated the Initial Public Offering (as described below). All activity for the period from October 13, 2020 (inception) through December 31, 2020 relates to the Company’s formation, the Initial Public Offering and since the Initial Public Offering. The Company will not generate operating revenues prior to the completion of its Business Combination and will generate non-operating
income in the form of interest income on permitted investments from the proceeds derived from the Initial Public Offering. See “The Trust Account” below. The Company has selected December 31st as its fiscal year end.
Sponsor
The Company’s sponsor is CBRE Acquisition Sponsor, LLC, a Delaware limited liability company (the “Sponsor”). On November 6, 2020, the Sponsor purchased an aggregate of 2,300,000 shares of Class B common stock (“Class B common stock” or “Alignment Shares”) for an aggregate purchase price of $25,000, or approximately $0.01 per share, paid through the cancellation of an equivalent outstanding amount under the promissory note between the Company and the Sponsor, and the tender to the Company of all 100 shares of the Company’s undesignated common stock held by the Sponsor. On November 27, 2020, 287,500 shares of Class B common stock were forfeited by the Sponsor. In connection with the Initial Public Offering, the Company amended and restated its certificate of incorporation to reclassify its Class B common stock. See “Note 3—Initial Public Offering—Alignment Shares” below. In connection with the Initial Public Offering, the Sponsor sold an aggregate of 201,250 Alignment Shares to certain of the Company’s directors, or their respective designees, and an officer of the Company.
Initial Public Offering
The Company intends to finance a Business Combination with proceeds of $402,500,000 from the Initial Public Offering of 40,250,000
SAILSM

securities (including the full exercise of the underwriter’s over-allotment option) consisting of one share of Class A of common stock, $0.0001 par value, of the Company (“Class A common stock”) and
one-fourth
of one warrant and approximately $11,050,000 from the sale of 7,366,667 Private Placement Warrants (as defined below) at $1.50 per warrant. Approximately $402,500,000 was held in a Trust Account (as defined below) as of the closing of the Initial Public Offering and the sale of Private Placement Warrants. The underwriter’s over-allotment option, which was exercised in full by the underwriter on December 11, 2020 included 5,250,000
SAILSM
securities consisting of
5,250,000
shares of Class A common stock and

1,312,500 warrants which were issued to cover over-allotments.

The Trust Account

Of the $413,550,000 in proceeds from the Initial Public Offering and the sale of the Private Placement Warrants, $
402,500,000
was deposited in an interest-bearing U.S. based trust account (“Trust Account”). The funds in the

Trust Account will be invested only in specified U.S. government treasury bills with a maturity of
185
days or less or in money market funds meeting certain conditions under Rule
2a-7
under the Investment Company Act which invest only in direct U.S. government treasury obligations (collectively “permitted investments”).
Funds will remain in the Trust Account except for the withdrawal of interest earned on the funds that may be released to the Company to pay taxes. The proceeds from the Initial Public Offering and the sale of the Private Placement Warrants will not be released from the Trust Account until the earliest of (i) the completion of a Business Combination, (ii) the redemption of any public shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s Business Combination or to redeem 100% of the public shares if the Company does not complete a Business Combination within 24 months (or 27 months, as applicable) from the closing of the Initial Public Offering or (B) with respect to other specified provisions relating to stockholders’ rights or pre-Business
Combination activity, and (iii) the redemption of all of the Company’s public shares if it has not completed a Business Combination within 24 months (or 27 months, as applicable) from the closing of the Initial Public Offering, subject to applicable law.
The remaining proceeds outside the Trust Account may be used to pay business, legal and accounting due diligence costs on prospective acquisitions, listing fees and continuing general and administrative expenses.
Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering, although substantially all of the net proceeds of the Initial Public Offering are intended to be generally applied toward consummating a Business Combination with (or acquisition of) a target business. As used herein, a Business Combination must be with one or more target businesses that together have an aggregate fair market value equal to at least 80% of the balance in the Trust Account (less any deferred underwriting commissions and taxes payable on interest earned on the Trust Account) at the time of the Company signing a definitive agreement.
After signing a definitive agreement for a Business Combination, the Company will provide the public stockholders with the opportunity to redeem all or a portion of their shares of Class A common stock either (i) in connection with a stockholder meeting to approve the Business Combination or (ii) by means of a tender offer. Each public stockholder may elect to redeem their public shares irrespective of whether they vote for or against the Business Combination at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the Business Combination including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes, divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the Trust Account is initially anticipated to be approximately $10.00 per public share. The per-share amount the Company will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions payable to the underwriter. The decision as to whether the Company will seek stockholder approval of the Business Combination or will allow stockholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval under applicable law or stock exchange listing requirements. If the Company seeks stockholder approval, it will complete its Business Combination only if a majority of the outstanding shares of Class A common stock voted are voted in favor of the Business Combination (or, if the applicable rules of the NYSE then in effect require, a majority of the outstanding shares of common stock held by public stockholders are voted in favor of the business transaction). However, in no event will the Company redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001 (the “Redemption Floor”), after payment of the deferred underwriting commission. In such an instance, the Company would not proceed with the redemption of its public shares and the related Business Combination, and instead may search for an alternate Business Combination.
The Company has 24 months from the closing date of the Initial Public Offering to complete its Business Combination (or 27 months, as applicable). If the Company does not complete a Business Combination within this period, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, subject to lawfully available funds therefore, redeem the public shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds in the Trust Account and not previously released to the Company to pay its taxes (and up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. The Sponsor and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they will waive their rights to liquidating distributions from the Trust Account with respect to their Alignment Shares if the Company fails to complete a Business Combination within 24 months from the closing of the Initial Public Offering (or 27 months, as applicable). However, if the Sponsor and the C
o
mpany’s officers and directors acquire public shares after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such public shares if the Company fails to complete a Business Combination within the allotted 24 month period (or 27 month period, as applicable).

The underwriter has agreed to waive its rights to any deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination and those amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Company’s public shares.
If the Company fails to complete a Business Combination, the redemption of the Company’s public shares will reduce the book value of the shares held by the Sponsor and the Company’s directors and officers, who will be the only remaining stockholders after such redemptions.
If the Company holds a stockholder vote or there is a tender offer for shares in connection with a Business Combination, a public stockholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes, subject to the Redemption Floor. As a result, such shares have been recorded at their redemption amount and classified as temporary equity in accordance with FASB Accounting Standards Codification (ASC) 480, “Distinguishing Liabilities from Equity” (ASC 480).
Going Concern Consideration
In connection with the Company’s assessment of going concern considerations in accordance with FASB’s Accounting Standards Update (“ASU”)
2014-15,
“Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company has access to additional funds from the Sponsor that are sufficient to fund the working capital needs of the Company for at least one year from the issuance of these financial statements. See “Note 4—Related Party Transactions—Notes Payable—Sponsor” for further information.

Revision of Prior Period Financial Statements
Pursuant to the Initial Public Offering, the Company sold
40,250,000
SAILSM
 securities (including the full exercise of the underwriter’s over-allotment option) at a price of $10.00 per unit. Each
SAILSM
 security consists of one share of Class A common stock of the Company at
 $0.0001
par value and one-fourth of one redeemable warrant (or
10,062,500
redeemable warrants in the aggregate) (the “Redeemable Warrants”). Historically, the Company accounted for the Redeemable Warrants as equity.
On April 12, 2021, the Securities and Exchange Commission (the “SEC”) released a public statement (the “Public Statement”) informing market participants that warrants issued by special purpose acquisition companies may require classification as a liability. Due to the clarifying guidance within the Public Statement, the Company determined that the Redeemable Warrants should be classified as liabilities, which requires the Redeemable Warrants to be measured at fair value with any changes in fair value each period reported in earnings. Additionally, since the Redeemable Warrants are classified as liabilities, the issuance costs associated with the Initial Public Offering that are allocated to the Redeemable Warrants are expensed in the Statement of Operations.
The Company also reconsidered its historical accounting policy related to its Class A common stock subject to redemption and determined that all Class A common stock are subject to redemption, except pursuant to the Redemption Floor, and have a redemption value reflective of the balance in the Trust Account.
The Company assessed the materiality of the errors on the prior periods’ financial statements in accordance with ASC 250, “Accounting Changes and Error Corrections” (ASC 250), and concluded that the errors were not material to prior reporting periods. Therefore, in accordance with ASC 250 (“SEC Staff Accounting Bulletin No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements”), the financial statements for the period ended December 31, 2020 were revised to correct for the errors, as follows:

	For the period ended December 31, 2020
	As Reported	Adjustment	As Revised
Redeemable warrant liability	—	18,716,250	18,716,250
Class A common stock subject to possible redemption	385,352,413	17,148,595	402,501,008
Class A common stock	171	(171)	—
Additional paid in capital	5,295,372	(5,295,372)	—
Accumulated deficit	(295,743)	(30,569,302)	(30,865,045)
Total stockholders’ equity (deficit)	5,000,001	(35,864,845)	(30,864,844)

	Period from October 13, 2020 (inception) through December 31, 2020
	As Reported	Adjustment	As Revised
Change in fair value of redeemable warrant liability	—	(2,204,822)	(2,204,822)
Net loss	(295,743)	(2,204,822)	(2,500,565)
Class A common stock—basic and diluted	—	(4.18)	(4.18)
Class B common stock—basic and diluted	(0.20)	(3.98)	(4.18)

NOTE 1—DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Organization and General
CBRE Acquisition Holdings, Inc. (the “Company”) was incorporated as a Delaware corporation on October 13, 2020. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”).
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, or the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).
On October 13, 2020, the Company was funded by its Sponsor (as defined below) in the amount of $25,100, purchasing 100 undesignated shares of common stock for $100 and advancing $25,000 in exchange for a pr
o
missory note. The registration statement for the Company’s initial public offering (the “Initial Public Offering”) was declared effective on December 10, 2020. On December 15, 2020, the Company consummated the Initial Public Offering (as described below). As of

September
 30, 2021, the Company had neither engaged in any operations nor generated any revenues to date. The Company will not generate operating revenues prior to the completion of its Business Combination and will generate non-operating
income in the form of interest income on permitted investments from the proceeds derived from the Initial Public Offering. See “The Trust Account” below. The Company has selected December 31st as its fiscal year end.
On July 12, 2021, the Company entered into a Business Combination Agreement (as defined below), as discussed below.
Sponsor
The Company’s sponsor is CBRE Acquisition Sponsor, LLC, a Delaware limited liability company (the “Sponsor”). On November 6, 2020, the Sponsor purchased an aggregate of 2,300,000 shares of Class B common stock (“Class B common stock” or “Alignment Shares”) for an aggregate purchase price of $25,000, or approximately $0.01 per share, paid through the cancellation of an equivalent outstanding amount under the promissory note between the Company and the Sponsor, and the tender to the Company of all 100 shares of the Company’s undesignated common stock held by the Sponsor. On November 27, 2020, 287,500 shares of Class B common stock were forfeited by the Sponsor. In connection with the Initial Public Offering, the Company amended and restated its certificate of incorporation to reclassify its Class B common stock. See “Note 3—Initial Public Offering—Alignment Shares” below. In connection with the Initial Public Offering, the Sponsor sold an aggregate of 201,250 Alignment Shares to certain of the Company’s directors, or their respective designees, and an officer of the Company.
Initial Public Offering
The Company intends to finance a Business Combination
, in part,
with proceeds of
$402,500,000

from the Initial Public Offering of
40,250,000
SAILSM
securities (including the full exercise of the underwriter’s over-allotment option) consisting of one share of Class A common stock,
$0.0001 par value, of the Company (“Class A common stock”) and one-fourth
of one warrant and approximately $11,050,000 from the sale of 7,366,667 Private Placement Warrants (as defined below) at $1.50 per warrant. Approximately $402,500,000 was held in a Trust Account (as defined below) as of the closing of the Initial Public Offering and the sale of Private Placement Warrants. The underwriter’s over-allotment option, which was exercised in full by the underwriter on December 11, 2020, included
5,250,000
SAILSM
securities consisting of 5,250,000 shares of Class A common stock and
1,312,500 warrants which were issued to cover over-allotments.

As of February 1, 2021, holders of the Company’s SAILSM securities have the right to elect to separately trade the shares of Class A common stock and warrants included in the SAILSM securities. Any SAILSM securities not separated will continue to trade on the New York Stock Exchange (“NYSE”) under the symbol “CBAH.U,” and any underlying shares of Class A common stock and warrants that are separated will trade on NYSE under the symbols “CBAH” and “CBAH WS,” respectively. No fractional warrants will be issued upon separation of the SAILSM securities and only whole warrants will trade. The SAILSM securities will separate, without further action by the holders, at the closing of the Business Combination.
The Trust Account
Of the $413,550,000 in proceeds from the Initial Public Offering and the sale of the Private Placement Warrants, $402,500,000 was deposited in an interest-bearing U.S. based trust account (“Trust Account”). The funds in the Trust Account will be invested only in specified U.S. government treasury bills with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule
2a-7
under the Investment Company Act which invest only in direct U.S. government treasury obligations (collectively “permitted investments”).
Funds will remain in the Trust Account except for the withdrawal of interest earned on the funds that may be released to the Company to pay taxes. The proceeds from the Initial Public Offering and the sale of the Private Placement Warrants will not be released from the Trust Account until the earliest of (i) the completion of a Business Combination, (ii) the redemption of any public shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s Business Combination or to redeem 100% of the public shares if the Company does not complete a Business Combination within 24 months (or 27 months from the consummation of the Initial Public Offering if the Company has executed a letter of intent, agreement in principle or definitive agreement for a Business Combination within 24 months from the consummation of the Initial Public Offering but has not completed the Business Combination within such
24-month
period) from the closing of the Initial Public Offering or (B) with respect to other specified provisions relating to stockholders’ rights or pre-Business
Combination activity, and (iii) the redemption of all of the Company’s public shares if it has not completed a Business Combination within 24 months (or 27 months, as applicable) from the closing of the Initial Public Offering, subject to applicable law.
The remaining proceeds outside the Trust Account may be used to pay business, legal and accounting due diligence costs on prospective acquisitions, listing fees and continuing general and administrative expenses.
Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering, although substantially all of the net proceeds of the Initial Public Offering are intended to be generally applied toward consummating a Business Combination with (or acquisition of) a target business. As used herein, a Business Combination must be with one or more target businesses that together have an aggregate fair market value equal to at least 80% of the balance in the Trust Account (less any deferred underwriting commissions and taxes payable on interest earned on the Trust Account) at the time of the Company signing a definitive agreement.
Having signed a definitive agreement for a Business Combination, the Company will provide the public stockholders with the opportunity to redeem all or a portion of their shares of Class A common stock in connection with a stockholder meeting to approve the Business Combination. Each public stockholder may elect to redeem their public shares irrespective of whether they vote for or against the Business Combination at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the Business Combination including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes, divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the Trust Account is initially anticipated to be approximately $10.00 per public share. The per-share
amount the Company will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions payable to the underwriter. The Company will complete its Business Combination only if a majority of the outstanding shares of Class A common stock voted are voted in favor of the Business Combination (or, if the applicable rules of the NYSE then in effect require, a majority of the outstanding shares of common stock held by public stockholders are voted in favor of the business transaction). However, in no event will the Company redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001, after payment of the deferred underwriting commission (the “Redemption Floor”). In such an instance, the Company would not proceed with the redemption of its public shares and the related Business Combination, and instead may search for an alternate Business Combination.
The Company has 24 months from the closing date of the Initial Public Offering to complete its Business Combination (or 27 months, as applicable). If the Company does not complete a Business Combination within this period, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, subject to lawfully available funds therefore, redeem the public shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds in the Trust Account and not previously released to the Company to pay its taxes (and up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. The Sponsor and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they will waive their rights to liquidating distributions from the Trust Account with respect to their Alignment Shares if the Company fails to complete a Business Combination within 24 months from the closing of the Initial Public Offering (or 27 months, as applicable). However, if the Sponsor and the Company’s officers and directors acquire public shares after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such public shares if the Company fails to complete a Business Combination within the allotted 24 month period (or 27 month period, as applicable).
The underwriter has agreed to waive its rights to any deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination and those amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Company’s public shares.
If the Company fails to complete a Business Combination, the redemption of the Company’s public shares will reduce the book value of the shares held by the Sponsor and the Company’s directors and officers, who will be the only remaining stockholders after such redemptions
.
When the Company holds a stockholder vote in connection with a Business Combination, a public stockholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes, subject to the Redemption Floor. As a result, such shares have been recorded at their redemption amount and classified as temporary equity in accordance with FASB Accounting Standards Codification (ASC) 480, “Distinguishing Liabilities from Equity” (ASC 480).
Business Combination Agreement
On July 12, 2021, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) by and among CBAH, CBAH Merger Sub I, Inc., a Delaware corporation (“First Merger Sub”),

CBAH Merger Sub II, LLC, a Delaware limited liability company (“Second Merger Sub”), Altus Power America Holdings, LLC, a Delaware limited liability company (“Altus Power Holdings”), APAM Holdings LLC, a Delaware limited liability company (“Altus Management Holdings”) and Altus Power, Inc., a Delaware corporation (“Altus”). Upon the terms and subject to the conditions of the Business Combination Agreement, CBAH will acquire Altus and CBAH will be renamed as “Altus Power, Inc.”
Pursuant to the Business Combination Agreement, at the closing of the transactions contemplated therein, First Merger Sub will merge with and into Altus, and the company surviving that merger will merge with and into Second Merger Sub and, as a result of such mergers, the holders of common stock of Altus will be entitled to receive, in the aggregate, $900 million of CBAH’s Class A common stock (valued at $10 per share). All issued and outstanding shares of common stock of Altus are currently held by Altus Power Holdings, and prior to the closing such shares would be distributed to holders of equity interests in Altus Power Holdings (including Altus Management Holdings) and Altus Management Holdings will distribute the shares it receives to the equity holders of Altus Management Holdings. In addition, at the closing, each share of preferred stock of Altus issued and outstanding immediately prior to such merger will be redeemed. Such redemption is expected to require approximately $275 million, assuming no additional preferred equity is issued prior to the closing. Altus is permitted to issue additional preferred stock subject to certain restrictions in the Business Combination Agreement.
The Business Combination Agreement contains certain termination rights for CBAH and Altus, including the right of either party to terminate the agreement if the closing of the transactions contemplated by the Business Combination Agreement have not occurred by March 31, 2022 (subject to certain exceptions) or if CBAH has not obtained the required approvals from its stockholders.
PIPE Subscription Agreements
Concurrently with the execution of the Business Combination Agreement, the Company has entered into separate subscription agreements (collectively, the “PIPE Subscription Agreements”), dated July 12, 2021, with certain investors, pursuant to which the Company has agreed to issue and sell, in private placements to close contemporaneously with, but immediately prior to, the Business Combination, an aggregate of 27.5 million shares of Class A common stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $275.0 million (the “PIPE Investment”). The purchase of the PIPE Shares is conditioned upon, and will be consummated concurrently with, the closing of the transactions contemplated by the Business Combination Agreement. Pursuant to its PIPE Subscription Agreement, the Sponsor has committed to purchase shares of the Company’s Class A common stock in an aggregate amount of $70.0 million, with a commitment to purchase additional shares of the Company’s Class A common stock in an aggregate amount of up to $150.0 million to the extent of the amount of redemptions of shares of the Company’s Class A common stock submitted for redemption by public stockholders in connection with the closing. The Company’s Chief Executive Officer and Director, William Concannon has also committed to purchase shares of the Company’s Class A common stock in an aggregate amount of $1.0 million.
Modification of Alignment Shares
At the closing of the Business Combination Agreement, the Company’s certificate of incorporation will be amended and restated to be in the form attached to the Business Combination Agreement (the “PubCo Charter”), and will, among other things, provide that the shares of Class B common stock will convert into shares of Class A common stock over a seven year measurement period following the closing. Furthermore, the PubCo Charter caps the total number of shares of Class A common stock that may be issued in such conversion to 8.5% of the total number of issued and outstanding shares of Class A common stock on the closing date of the transactions contemplated by the Business Combination Agreement except that if there are more than $100 million in outstanding redemptions of shares of the Company’s Class A common stock in connection therewith, the 8.5% cap in the foregoing calculation will be increased to 9.5%. Contemporaneously with the execution of the Business Combination Agreement, the holders of Class B common stock will surrender 30% of the shares of Class B common stock held by such holder.
The fair value of the Alignment Shares was remeasured upon the agreement to the modification described above. The fair value of the Alignment Shares was reduced to approximately $110 million in connection with such modifications on July 12, 2021 (“modification date”). The Company determined that the satisfaction of the performance condition remained improbable as of the modification date. Consequently, no compensation expense was recognized at the modification date. The unrecognized compensation expense will be recognized when the performance condition becomes probable.
Going Concern Consideration
In connection with the Company’s assessment of going concern considerations in accordance with FASB’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company has access to additional funds from the Sponsor that are sufficient to fund the working capital needs of the Company for at least one year from the issuance of these financial statements. See “Note 4—Related Party Transactions—Sponsor Promissory Note” for further information.